Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted-average assumptions
Discount rates	4.25%	4.50%	5.25%
United States Pension Plan of US Entity | Pension Plan
Weighted-average assumptions
Discount rates		4.50%
Rate of compensation increase			2.50%
United States Pension Plan of US Entity | Pension Plan | Minimum
Weighted-average assumptions
Discount rates	3.75%		5.00%
Expected long-term rates or return	5.25%	5.50%	5.50%
United States Pension Plan of US Entity | Pension Plan | Maximum
Weighted-average assumptions
Discount rates	4.00%		5.25%
Expected long-term rates or return	8.00%	8.00%	8.00%
Foreign Pension Plan | Pension Plan
Weighted-average assumptions
Expected long-term rates or return	4.50%
Foreign Pension Plan | Pension Plan | Minimum
Weighted-average assumptions
Discount rates	3.40%	4.65%	4.50%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected long-term rates or return		4.50%	4.50%
Foreign Pension Plan | Pension Plan | Maximum
Weighted-average assumptions
Discount rates	4.40%	5.40%	5.40%
Rate of compensation increase	3.10%	3.30%	4.00%
Expected long-term rates or return		4.80%	5.90%